Recoverable taxes - Summary (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Tax Receivables and Payables [Line Items]
Income taxes	R$ 1,224,415	R$ 706,048
PIS/COFINS – operations and property, plant and equipment acquisitions (1)	592,078	696,503
PIS/COFINS – exclusions from ICMS (2)	266,835	324,819
ICMS – on acquisitions of property, plant and equipment (3)	400,503	472,382
ICMS – operations (4)	1,987,637	1,889,151
Reintegra program (5)	82,736	58,790
Other taxes and contributions	69,216	119,406
Provision for loss on ICMS credits (6)	(1,804,870)	(1,775,113)	R$ (1,581,961)
Tax Assets	2,818,550	2,491,986
Recoverable taxes	2,004,346	1,546,287
Recoverable taxes	R$ 814,204	R$ 945,699